Offerings - Offering: 1	Jan. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	2,868,420
Proposed Maximum Offering Price per Unit	22.63
Maximum Aggregate Offering Price	$ 64,912,344.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,964.39
Offering Note	(a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Common Stock (the "Common Stock") of Capricor Therapeutics, Inc. (the "Registrant") that may be offered or issued under the plan to prevent dilution resulting from stock splits, stock dividends, or similar transactions. (b) Represents 2,868,420 additional shares of Common Stock reserved for awards available for future grant under the Capricor Therapeutics, Inc. 2025 Equity Incentive Plan (the "2025 Plan"). Unless otherwise provided by the Registrant's Board of Directors or Compensation Committee, the 2025 Plan provides each fiscal year, an additional number of shares will be added which is equal to 5% of the outstanding shares of Common Stock as of the last day of the immediately preceding fiscal year (rounded down to the nearest whole share), which for the fiscal year January 1, 2026 was equal to 2,868,420 shares. Of the total 6,368,420 shares of Common Stock reserved for issuance under the 2025 Plan, 1,782,600 shares are currently subject to outstanding awards as of January 29, 2026. (c) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act and based upon a $22.63 per share average of the high and low sales prices of the Registrant's Common Stock, as reported on the Nasdaq Capital Market on January 28, 2026, a date within five business days prior to the filing of this Registration Statement.